Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Taxes
Income taxes consist of the following:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Current tax expense:
Bermuda	—	—	—
Foreign	151	177	23
Deferred tax expense/(benefit):
Bermuda	—	—	—
Foreign	48	31	(4)
Tax related to internal sale of assets in subsidiary, amortized for group purposes	—	—	—
Total tax expense	199	208	19
Effective tax rate	452.3%	(48.7)%	0.5%

Income Tax Reconciliation
The income taxes for the years ended December 31, 2016, 2015 and 2014 differed from the amount computed by applying the Bermudan statutory income tax rate of 0% as follows:

	Year ended December 31.
(In US$ millions)	2016	2015	2014
Income taxes at statutory rate	—	—	—
Effect of change on uncertain tax positions relating to prior year	28	—	(85)
Effect of unremitted earnings of subsidiaries	(4)	38	—
Effect of taxable income in various countries	175	170	104
Total tax expense	199	208	19

Net Deferred Tax Assets (Liabilities)
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets/(liabilities) consist of the following:

Deferred tax assets:

(In US$ millions)	December 31, 2016	December 31, 2015
Pensions and stock options	3	9
Provisions	28	16
Net operating losses carried forward	272	265
Other	2	2
Gross deferred tax assets	305	292
Valuation allowance	(245)	(211)
Net deferred tax assets	60	81

Deferred tax liabilities:

(In US$ millions)	December 31, 2016	December 31, 2015
Property, plant and equipment	126	98
Unremitted Earnings of Subsidiaries	34	38
Gross deferred tax liabilities	160	136
Net deferred tax liabilities	(100)	(55)

Changes to Liabilities Related to Unrecognized Tax Benefits
The changes to the Company's uncertain tax positions were as follows:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Balance at the beginning of the period	9	9	147
Increases as a result of positions taken in prior periods	35	—	9
Increases as a result of positions taken during the current period	2	—	—
Decreases as a result of positions taken in prior periods	(2)	—	(147)
Decreases as a result of positions taken in the current period	—	—	—
Balance at the end of the period	44	9	9

Earliest Tax Years that Remain Subject to Examination by Major Taxable Jurisdictions
The Company is subject to taxation in various jurisdictions. The following table summarizes the earlier tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates.

Jurisdiction	Earliest Open Year
Angola	2015
United States	2013
Nigeria	2014
Norway	2013